Unaudited Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period	€ 58,909	€ (18,127)
Gain from sale of Priority Review Voucher, net	(90,833)	0
Adjustments for non-cash transactions	15,072	8,438
Changes in non-current operating assets and liabilities	(529)	(269)
Changes in working capital	(10,923)	(13,935)
Cash generated/(used) in operations	(28,303)	(23,893)
Income tax paid	(129)	(433)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES	(28,432)	(24,326)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(4,498)	(3,846)
Proceeds from sale of property, plant and equipment	146	33
Purchases of intangible assets	(34)	0
Proceeds from sale of Priority Review Voucher	90,833	0
Interest received	266	253
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES	86,713	(3,561)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions	0	(194)
Proceeds from borrowings, net of transaction costs	(944)	0
Payment of lease liabilities	(677)	(933)
Interest paid	(5,836)	(2,689)
NET CASH GENERATED FROM/(USED IN) FINANCING ACTIVITIES	(7,457)	(3,816)
NET CHANGE IN CASH AND CASH EQUIVALENTS	50,824	(31,703)
Cash and cash equivalents at beginning of the year	126,080	286,532
Exchange gains/(losses) on cash	(264)	(344)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	€ 176,640	€ 254,485